Revenues	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Revenues
Note 3: Revenues
Revenues by type and geography
The following tables disaggregate revenues by type and geography and reconcile them to reportable segments (see note 4).

Revenues by type	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Recurring	2,674	2,631	1,373	1,305	808	799	625	612	-	-	(22)	(23)	5,458	5,324
Transactions	133	172	247	231	250	187	144	121	-	-	-	-	774	711
Global Print	-	-	-	-	-	-	-	-	562	592	-	-	562	592
Total	2,807	2,803	1,620	1,536	1,058	986	769	733	562	592	(22)	(23)	6,794	6,627

Revenues by geography (1) (country of destination)	Legal Professionals		Corporates		Tax & Accounting Professionals		Reuters News		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
U.S.	2,282	2,270	1,314	1,247	840	789	173	156	420	426	(22)	(23)	5,007	4,865
Canada (country of domicile)	82	69	12	11	37	37	7	6	65	79	-	-	203	202
Other	28	29	79	61	135	118	9	9	13	17	-	-	264	234
Americas (North America, Latin America, South America)	2,392	2,368	1,405	1,319	1,012	944	189	171	498	522	(22)	(23)	5,474	5,301
U.K.	262	262	118	111	23	21	409	396	36	34	-	-	848	824
Other	40	61	49	54	6	4	117	109	6	12	-	-	218	240
EMEA (Europe, Middle East and Africa)	302	323	167	165	29	25	526	505	42	46	-	-	1,066	1,064
Asia Pacific	113	112	48	52	17	17	54	57	22	24	-	-	254	262
Total	2,807	2,803	1,620	1,536	1,058	986	769	733	562	592	(22)	(23)	6,794	6,627
(1) The Company revised its 2022 revenues by geography to correct immaterial misclassifications, which did not impact total segment revenues or total consolidated revenues.
Contract liabilities

	December 31,

	2023	2022	2021
Deferred revenue	992	886	874
Deferred revenue as of December 31, 2023 increased compared to the balance as of December 31, 2022 as cash payments received or due in advance of satisfying performance obligations exceeded $838 million of revenues recognized from the deferred revenue balance at the beginning of the period.
Deferred revenue as of December 31, 2022 increased compared to the balance as of December 31, 2021 as cash payments
received or due in advance of satisfying performance obligations exceeded $849 million of revenues recognized from the deferred revenue balance at the beginning of the period.

Costs to obtain a contract

Amortization of deferred commissions was $
157
 million and $
156

million
for the years ended December
31
,
2023
and
2022
, respectively, and was recorded within ”Operating expenses” in the consolidated income statement.
Remaining performance obligations
As of December
31
,
2023
, remaining performance
obligations
were $
17.1
billion
(2022
– $
16.8
billion), including the portion recorded as deferred revenue.
The Company expects to recognize these revenues as follows:

	December 31,

	2023	2022
1 year	26%	26%
Between 1 and 2 years	13%	13%
Between 2 and 3 years	8%	8%
Later than 3 years	53%	53%
The remaining performance obligations later than three years largely relate to a news agreement between Reuters News and the Data & Analytics business of London Stock Exchange Group plc (“LSEG”) for a minimum amount of revenue through October 1, 2048. In 2023, the Company recorded $368 million (2022 – $360 million) of revenues under this agreement, which represent the current minimum annual value. However, these revenues may increase further as the contract requires adjustments related to changes in the consumer price index and foreign exchange rates. As permitted by IFRS 15,
Revenue from Contracts with Customers
,
the Company excluded performance obligations for contracts with an original expected duration of less than one year from its disclosure.